SHARE CAPITAL AND SHARE OPTIONS - Share Options (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2002	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share options:
Options, outstanding (in shares)		2,106,000	498,000	581,000	581,000	2,195,000	2,106,000	498,000
Weighted average assumptions used:
Expected dividend yield		0.00%
Outstanding:
Options outstanding, beginning of year (in shares)		2,106,000	498,000	581,000
Options outstanding, granted in period (in shares)		906,000	1,793,000
Options outstanding, exercises in period (in shares)		(132,000)	(185,000)	(76,000)
Options outstanding, forfeitures in period (in shares)		(685,000)		(7,000)
Option outstanding, end of year (in shares)		2,195,000	2,106,000	498,000	581,000
Weighted average exercise price:
Weighted average exercise price, options, outstanding, beginning of year (USD per share)		$ 49.75	$ 6.36	$ 7.86
Weighted average exercise price, options, grants in period (USD per share)		56.63	58.26
Weighted average exercise price, options, exercises in period (USD per share)		1.70	7.20	8.01
Weighted average exercise price, options, forfeitures in period (USD per share)		56.75		6.58
Weighted average exercise price, options, outstanding, end of year (USD per share)		$ 52.02	$ 49.75	$ 6.36	$ 7.86
Weighted average remaining contractual term, options, outstanding (in years)		3 years 10 months 25 days	4 years 4 months 26 days	3 months 19 days	9 months 18 days
Options exercisable, outstanding (in shares)						190,000	317,000	419,000
Options exercisable, weighted average exercise price (USD per share)						$ 3.97	$ 4.09	$ 6.50
Options exercisable, weighted average remaining contractual term (in years)		10 months 13 days	1 year 10 months	1 month 5 days
Intrinsic value of share options exercised		$ 0.4	$ 7.8	$ 2.2
Intrinsic value of share options outstanding and exercisable						$ 0.0	$ 0.0
Fair value of share options vested		0.1	2.1	3.8
Compensation cost		$ 3.7	$ 1.6	$ 0.5
Golar Scheme
Share options:
Options, outstanding (in shares)		2,100,000	500,000	500,000		2,200,000	2,100,000	500,000
Outstanding:
Options outstanding, beginning of year (in shares)		2,100,000	500,000
Option outstanding, end of year (in shares)		2,200,000	2,100,000	500,000
Employee Stock Options
Weighted average assumptions used:
Risk free interest rate		1.80%	1.80%	2.00%
Expected volatility of common stock		53.10%	53.60%	56.90%
Expected dividend yield		0.00%	0.00%	0.00%
Expected life of options (in years)		3 years	2 years 11 months	2 years 7 months 6 days
Outstanding:
Options outstanding, granted in period (in shares)		900,000	1,800,000
Weighted average exercise price:
Total unrecognized compensation cost						$ 31.0	$ 28.0
Weighted average period of recognition for unrecognized compensation cost (in years)		3 years 11 months
Employee Stock Options | Golar Scheme
Share options:
Award term until expiration	5 years
Number of shares authorized for grant	0
Employee Stock Options | Golar Scheme | Minimum
Share options:
Award vesting period (in years)	3 years
Employee Stock Options | Golar Scheme | Maximum
Share options:
Award vesting period (in years)	4 years